                       SUPPLEMENT DATED FEBRUARY 7, 2005
                        TO PROSPECTUS DATED MAY 1, 2004

This is a Supplement to the Wealthbuilder Variable Annuity prospectus dated May 1, 2004, that describes a variable annuity contract issued by John Hancock Life Insurance Company (the "Insurance Company"). We refer to this prospectus as the "Product Prospectus."

The purpose of this supplement is to advise you of a future change in your variable investment options.

                              SUBSTITUTION OF FUNDS

John Hancock Life Insurance Company proposes to substitute the shares held by John Hancock Variable Annuity Account H in certain series of registered investment companies ("Existing Funds") with shares of certain series (the "Replacement Funds") of John Hancock Trust ("JHT," previously known as "Manufacturers Investment Trust"). The Insurance Company has filed an application with the United States Securities and Exchange Commission requesting an order approving the substitution and currently intends to effect the substitution on April 29, 2005, or as soon thereafter as is practicable. The proposed substitutions are as follows:

                    EXISTING FUND                                         REPLACEMENT FUND
AllianceBernstein Growth and Income Portfolio           JHT 500 Index Trust B
AllianceBernstein  Premier Growth Portfolio             JHT 500 Index Trust B
Fidelity VIP Growth Portfolio                           JHT 500 Index Trust B
Lord Abbett Growth and Income Portfolio                 JHT 500 Index Trust B
MFS Research Series                                     JHT Total Stock Market Index Trust
Putnam VT Investors Fund                                JHT Total Stock Market Index Trust
Oppenheimer Capital Appreciation Fund/VA                JHT Total Stock Market Index Trust
Mutual Shares Securities Fund                           JHT Total Stock Market Index Trust
Lord Abbett Mid-Cap Value Portfolio                     JHT Mid Cap Index Trust
Putnam VT Vista Fund                                    JHT Mid Cap Index Trust
MFS Mid Cap Growth Series                               JHT Mid Cap Index Trust
Dreyfus Mid Cap Stock Portfolio                         JHT Mid Cap Index Trust
Delaware VIP Small Cap Value Series                     JHT Small Cap Index Trust
Dreyfus Emerging Leaders Portfolio                      JHT Small Cap Index Trust
Franklin Small Cap Fund                                 JHT Small Cap Index Trust
Delaware VIP Trend Series                               JHT Small Cap Index Trust
MFS New Discovery Series                                JHT Small Cap Index Trust
Fidelity VIP Overseas Portfolio                         JHT International Equity Index Trust B
Putnam VT International Equity Fund                     JHT International Equity Index Trust B
Franklin U.S. Government Fund                           JHT Bond Index Trust B
Putnam VT American Government Income Fund               JHT U.S. Government Securities Trust

A contract owner, prior to the date of the substitution, may transfer his/her contract value out of the variable investment option funded by an Existing Fund to another available variable investment option without any limitation or charge being imposed. The Insurance Company will not exercise any rights reserved under any Contract to impose additional restrictions on transfers (other than restrictions on a "round trip" as described in the Product Prospectus) until at least 30 days after the proposed substitutions. For at least 30 days following the proposed substitutions, a contract owner may transfer his/her contract value out of the variable investment option funded by a Replacement Fund to another available variable investment option without any limitation or charge being imposed.

A complete list of all variable investment options that are available under your contract is set forth in the Product Prospectus. You may obtain a copy of the Product Prospectus by calling 800-576-2227.

The Insurance Company will effect the substitutions by simultaneously placing an order to redeem the shares of the Existing Funds and an order to purchase shares of the Replacement Funds. These transactions will not count as transfers for purposes of any transfer charges or restrictions.

All expenses incurred in connection with the proposed substitutions will be paid by the Insurance Company. The Insurance Company will send affected Contract owners a confirmation notice within five business days after the substitution.




333-81103 Wealthbuilder Supp 1-03-05